SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL INFORMATION
Schedule of capitalized costs related to oil and gas producing activities

	Years ended December 31,
	2019			2020			2021
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Property cost, wells and related equipments and facilities	727,552	684,246	43,306	757,592	716,683	40,909	793,045	752,352	40,693
Supporting equipments and facilities	202,208	202,192	16	184,638	184,621	17	188,766	188,742	24
Uncompleted wells, equipments and facilities	46,712	46,526	186	37,445	37,439	6	43,349	43,236	113
Total capitalized costs	976,472	932,964	43,508	979,675	938,743	40,932	1,025,160	984,330	40,830
Accumulated depreciation, depletion, amortization and impairment losses	(702,392)	(661,177)	(41,215)	(742,195)	(702,829)	(39,366)	(787,623)	(748,705)	(38,918)
Net capitalized costs	274,080	271,787	2,293	237,480	235,914	1,566	237,537	235,625	1,912
Equity method investments
Share of net capitalized costs of associates and joint ventures	5,743	—	5,743	5,843	—	5,843	3,521	—	3,521
Total of the Group’s and its equity method investments’ net capitalized costs	279,823	271,787	8,036	243,323	235,914	7,409	241,058	235,625	5,433

Schedule of costs incurred in oil and gas exploration and development

	Years ended December 31,
	2019			2020			2021
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Exploration	16,295	16,295	—	16,752	16,752	—	21,762	21,762	—
Development	37,412	37,245	167	38,241	37,636	605	46,147	45,590	557
Total costs incurred	53,707	53,540	167	54,993	54,388	605	67,909	67,352	557
Equity method investments
Share of costs of exploration and development of associates and joint ventures	747	—	747	100	—	100	442	—	442
Total of the Group’s and its equity method investments’ exploration and development costs	54,454	53,540	914	55,093	54,388	705	68,351	67,352	999

Schedule of results of operations related to oil and gas producing activities

	Years ended December 31,
	2019			2020			2021
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Revenues
Sales	59,552	59,262	290	52,354	52,354	—	72,953	72,953	—
Transfers	83,633	80,641	2,992	58,069	56,052	2,017	86,650	84,484	2,166
	143,185	139,903	3,282	110,423	108,406	2,017	159,603	157,437	2,166
Production costs excluding taxes	(47,969)	(46,725)	(1,244)	(44,595)	(43,487)	(1,108)	(49,649)	(48,674)	(975)
Exploration expenses	(10,510)	(10,510)	—	(9,716)	(9,716)	—	(12,382)	(12,382)	—
Depreciation, depletion, amortization and impairment losses	(48,630)	(47,580)	(1,050)	(52,608)	(51,754)	(854)	(54,104)	(53,644)	(460)
Taxes other than income tax	(9,395)	(9,395)	—	(7,379)	(7,379)	—	(11,249)	(11,249)	—
Earnings before taxation	26,681	25,693	988	(3,875)	(3,930)	55	32,219	31,488	731
Income tax expense	338	—	338	188	—	188	(8,225)	(7,872)	(353)
Results of operation from producing activities	27,019	25,693	1,326	(3,687)	(3,930)	243	23,994	23,616	378
Equity method investments
Revenues
Sales	9,325	—	9,325	4,913	—	4,913	8,812	—	8,812
	9,325	—	9,325	4,913	—	4,913	8,812	—	8,812
Production costs excluding taxes	(2,516)	—	(2,516)	(998)	—	(998)	(2,246)	—	(2,246)
Exploration expenses	—	—	—	—	—	—	—	—	—
Depreciation, depletion, amortization and impairment losses	(1,124)	—	(1,124)	(940)	—	(940)	(533)	—	(533)
Taxes other than income tax	(4,068)	—	(4,068)	(1,930)	—	(1,930)	(4,391)	—	(4,391)
Earnings before taxation	1,617	—	1,617	1,045	—	1,045	1,642	—	1,642
Income tax expense	(486)	—	(486)	(303)	—	(303)	(355)	—	(355)
Share of net income for producing activities of associates and joint ventures	1,131	—	1,131	742	—	742	1,287	—	1,287
Total of the Group’s and its equity method investments’ results of operations for producing activities	28,150	25,693	2,457	(2,945)	(3,930)	985	25,281	23,616	1,665

Schedule of Reserve quantities information

	Years ended December 31,
	2019 (Revised) Note 1			2020 (Revised) Note1			2021
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Proved developed and Undeveloped reserves (oil) (million barrels)
Beginning of year	1,367	1,339	28	1,450	1,433	17	1,252	1,232	20
Revisions of previous estimates	102	106	(4)	(161)	(163)	2	209	200	9
Improved recovery	139	139	—	100	100	—	126	126	—
Extensions and discoveries	98	98	—	119	111	8	101	101	—
Production	(256)	(249)	(7)	(256)	(249)	(7)	(248)	(243)	(5)
End of year	1,450	1,433	17	1,252	1,232	20	1,440	1,416	24
Non–controlling interest in proved developed and undeveloped reserves at the end of year	8	—	8	5	—	5	8	—	8
Proved developed reserves
Beginning of year	1,271	1,244	27	1,343	1,326	17	1,145	1,130	15
End of year	1,343	1,326	17	1,145	1,130	15	1,315	1,291	24
Proved undeveloped reserves
Beginning of year	96	95	1	107	107	—	107	102	5
End of year	107	107	—	107	102	5	125	125	—
Proved developed and undeveloped reserves (gas) (billion cubic feet)
Beginning of year	6,793	6,793	—	7,216	7,216	—	8,181	8,181	—
Revisions of previous estimates	555	555	—	831	831	—	662	662	—
Improved recovery	37	37	—	32	32	—	36	36	—
Extensions and discoveries	875	875	—	1,171	1,171	—	678	678	—
Production	(1,044)	(1,044)	—	(1,069)	(1,069)	—	(1,108)	(1,108)	—
End of year	7,216	7,216	—	8,181	8,181	—	8,449	8,449	—
Proved developed reserves
Beginning of year	5,822	5,822	—	6,026	6,026	—	6,357	6,357	—
End of year	6,026	6,026	—	6,357	6,357	—	6,734	6,734	—
Proved undeveloped reserves
Beginning of year	971	971	—	1,190	1,190	—	1,824	1,824	—
End of year	1,190	1,190	—	1,824	1,824	—	1,715	1,715	—

Table IV: Reserve quantities information (Continued)

	Years ended December 31,
	2019 (Revised) Note 1			2020 (Revised) Note1			2021
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

Equity method investments
Proved developed and undeveloped reserves of associates and joint ventures (oil) (million barrels)
Beginning of year	299	—	299	290	—	290	290	—	290
Revisions of previous estimates	(6)	—	(6)	12	—	12	33	—	33
Improved recovery	—	—	—	—	—	—	1	—	1
Extensions and discoveries	25	—	25	12	—	12	10	—	10
Production	(28)	—	(28)	(24)	—	(24)	(25)	—	(25)
End of year	290	—	290	290	—	290	309	—	309
Proved developed reserves
Beginning of year	261	—	261	245	—	245	244	—	244
End of year	245	—	245	244	—	244	263	—	263
Proved undeveloped reserves
Beginning of year	38	—	38	45	—	45	46	—	46
End of year	45	—	45	46	—	46	46	—	46
Proved developed and undeveloped reserves of associates and joint ventures (gas) (billion cubic feet)
Beginning of year	13	—	13	9	—	9	10	—	10
Revisions of previous estimates	(1)	—	(1)	4	—	4	1	—	1
Improved recovery	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Production	(3)	—	(3)	(3)	—	(3)	(4)	—	(4)
End of year	9	—	9	10	—	10	7	—	7
Proved developed reserves
Beginning of year	13	—	13	9	—	9	8	—	8
End of year	9	—	9	8	—	8	6	—	6
Proved undeveloped reserves	—	—
Beginning of year	—	—	—	—	—	—	2	—	2
End of year	—	—	—	2	—	2	1	—	1
Total of the Group and its equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,666	1,339	327	1,740	1,433	307	1,542	1,232	310
End of year	1,740	1,433	307	1,542	1,232	310	1,749	1,416	333
Proved developed and undeveloped reserves (gas) (billion cubic feet)
Beginning of year	6,806	6,793	13	7,225	7,216	9	8,191	8,181	10
End of year	7,225	7,216	9	8,191	8,181	10	8,456	8,449	7

Schedule of standardized measure of discounted future net cash flows

	Years ended December 31,
	2019 (Restated) Note 1			2020 (Restated) Note 1				2021
	RMB			RMB				RMB
			Other			Other				Other
	Total	China	countries	Total	China	countries		Total	China	countries

The Group
Future cash flows	869,402	856,037	13,365	595,159	589,659	5,500		941,015	930,302	10,713
Future production costs	(384,417)	(377,692)	(6,725)	(275,409)	(271,824)	(3,585)		(413,006)	(407,903)	(5,103)
Future development costs	(83,253)	(78,404)	(4,849)	(80,785)	(77,659)	(3,126)		(79,562)	(77,687)	(1,875)
Future income tax expenses	(40,720)	(39,634)	(1,086)	(11,758)	(10,521)	(1,237)		(113,598)	(111,178)	(2,420)
Undiscounted future net cash flows	361,012	360,307	705	227,207	229,655	(2,448)	(2)	334,849	333,534	1,315
10% annual discount for estimated timing of cash flows	(86,635)	(86,607)	(28)	(54,158)	(52,706)	(1,452)		(93,354)	(93,164)	(190)
Standardized measure of discounted future net cash flows	274,377	273,700	677	173,049	176,949	(3,900)		241,495	240,370	1,125
Discounted future net cash flows attributable to non–controlling interests	305	—	305	(1,284)	—	(1,284)		370	—	370
Equity method investments
Future cash flows	41,796	—	41,796	31,259	—	31,259		49,217	—	49,217
Future production costs	(13,141)	—	(13,141)	(13,050)	—	(13,050)		(18,026)	—	(18,026)
Future development costs	(5,603)	—	(5,603)	(5,712)	—	(5,712)		(6,328)	—	(6,328)
Future income tax expenses	(3,995)	—	(3,995)	(1,740)	—	(1,740)		(4,513)	—	(4,513)
Undiscounted future net cash flows	19,057	—	19,057	10,757	—	10,757		20,350	—	20,350
10% annual discount for estimated timing of cash flows	(8,852)	—	(8,852)	(4,828)	—	(4,828)		(10,201)	—	(10,201)
Standardized measure of discounted future net cash flows	10,205	—	10,205	5,929	—	5,929		10,149	—	10,149
Total of the Group’s and its equity method investments’ results of standardized measure of discounted future net cash flows	284,582	273,700	10,882	178,978	176,949	2,029		251,644	240,370	11,274

Note 1: Pursuant to Amendments to the XBRL Taxonomy, Accounting Standards Update No. 2010-03 Extractive Activities-Oil and Gas (Topic 932), the Company has restated the future development cost attributable to China for the years ended December 31, 2019 and 2020 in Table V and Table VI to include future cash flows related to the settlement of asset retirement obligations.

Note 2: The reason of the Group’s negative undiscounted future net cash flows attributable to the Other Countries for the year ended December 31, 2020 is that the Company has included the net asset retirement costs in the calculation of standardized measure for the Other Countries.

Table V: Standardized measure of discounted future net cash flows(Continued)

	Years ended December 31,
	2019			2020
	RMB			RMB
	As Previous			As Previous
	Reported	Change	As Restated	Reported	Change	As Restated
China
Future cash flows	856,037		856,037	589,659		589,659
Future production costs	(377,692)		(377,692)	(271,824)		(271,824)
Future development costs	(22,216)	(56,188)	(78,404)	(23,902)	(53,757)	(77,659)
Future income tax expenses	(39,634)	—	(39,634)	(10,521)	—	(10,521)
Undiscounted future net cash flows	416,495	(56,188)	360,307	283,412	(53,757)	229,655
10% annual discount for estimated timing of cash flows	(126,175)	39,568	(86,607)	(86,127)	33,421	(52,706)
Standardized measure of discounted future net cash flows	290,320	(16,620)	273,700	197,285	(20,336)	176,949

The Group
Future cash flows	869,402		869,402	595,159		595,159
Future production costs	(384,417)		(384,417)	(275,409)		(275,409)
Future development costs	(27,065)	(56,188)	(83,253)	(27,028)	(53,757)	(80,785)
Future income tax expenses	(40,720)		(40,720)	(11,758)		(11,758)
Undiscounted future net cash flows	417,200	(56,188)	361,012	280,964	(53,757)	227,207
10% annual discount for estimated timing of cash flows	(126,203)	39,568	(86,635)	(87,579)	33,421	(54,158)
Standardized measure of discounted future net cash flows	290,997	(16,620)	274,377	193,385	(20,336)	173,049

Schedule of changes in the standardized measure of discounted cash flows

	Years ended December 31,
	2019 (Revised) Note 1	2020 (Revised) Note 1	2021
	RMB	RMB	RMB

The Group
Sales and transfers of oil and gas produced, net of production costs	(85,821)	(58,449)	(98,705)
Net changes in prices and production costs	(25,442)	(122,641)	135,697
Net changes in estimated future development cost	(10,568)	(11,628)	(7,413)
Net changes due to extensions, discoveries and improved recoveries	49,605	35,292	46,425
Revisions of previous quantity estimates	24,855	(1,901)	42,637
Previously estimated development costs incurred during the year	9,737	6,684	5,475
Accretion of discount	32,407	31,940	16,448
Net changes in income taxes	1,547	19,375	(72,118)
Net changes for the year	(3,680)	(101,328)	68,446
Equity method investments
Sales and transfers of oil and gas produced, net of production costs	(2,741)	(1,984)	(2,174)
Net changes in prices and production costs	(2,804)	(5,190)	4,967
Net changes in estimated future development cost	(881)	(299)	(752)
Net changes due to extensions, discoveries and improved recoveries	1,215	403	503
Revisions of previous quantity estimates	(317)	403	1,659
Previously estimated development costs incurred during the year	355	232	287
Accretion of discount	1,438	979	1,022
Net changes in income taxes	701	1,180	(1,292)
Net changes for the year	(3,034)	(4,276)	4,220
Total of the Group’s and its equity method investments’ results of net changes for the year	(6,714)	(105,604)	72,666

Note 1: As revised for the years ended December 31, 2019 and 2020 due to the change shown in Table IV and Table V.